Bank Borrowings - Summary of currency analysis of bank borrowings (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 232,280,000	$ 0
Hong Kong Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	116,000,000
United States Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 116,280,000